UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avesta Capital Advisors LLC
Address: 1221 Ave of Americas, 41st Floor
         New York, NY  10020

13F File Number:  28-10521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendell Fowler
Title:     Chief Financial Officer
Phone:     212-332-8868

Signature, Place, and Date of Signing:

      /s/ Wendell Fowler     New York, NY     August 12, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $155,027 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION INC NEW             COM NEW          004930202     3855   233333 SH       SOLE                   233333        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     3875    65000 SH       SOLE                    65000        0        0
AQUA AMERICA INC               COM              03836W103      297    10000 SH       SOLE                    10000        0        0
BEST BUY INC                   COM              086516101     5141    75000 SH       SOLE                    75000        0        0
BLUEGREEN CORP                 COM              096231105     1741   100000 SH       SOLE                   100000        0        0
BOEING CO                      COM              097023105     4950    75000 SH       SOLE                    75000        0        0
BRINKER INTL INC               COM              109641100     2003    50000 SH       SOLE                    50000        0        0
BUNGE LIMITED                  COM              G16962105     3487    55000 SH       SOLE                    55000        0        0
CACI INTL INC                  CL A             127190304     2526    40000 SH       SOLE                    40000        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     2728    50000 SH       SOLE                    50000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101     6667   152000 SH       SOLE                   152000        0        0
CORN PRODS INTL INC            COM              219023108      594    25000 SH       SOLE                    25000        0        0
CVS CORP                       COM              126650100     6541   225000 SH       SOLE                   225000        0        0
DENNYS CORP                    COM              24869P104      125    25000 SH       SOLE                    25000        0        0
DIANA SHIPPING INC             COM              Y2066G104      659    45000 SH       SOLE                    45000        0        0
DOW CHEM CO                    COM              260543103     2227    50000 SH       SOLE                    50000        0        0
ELECTRONIC ARTS INC            COM              285512109     4246    75000 SH       SOLE                    75000        0        0
EXELON CORP                    COM              30161N101     3850    75000 SH       SOLE                    75000        0        0
FEDEX CORP                     COM              31428X106     3645    45000 SH       SOLE                    45000        0        0
FLIR SYS INC                   COM              302445101      746    25000 SH       SOLE                    25000        0        0
HILTON HOTELS CORP             COM              432848109     1193    50000 SH       SOLE                    50000        0        0
HUNT J B TRANS SVCS INC        CALL             445658907     1930   100000 SH  CALL SOLE                   100000        0        0
IDEX CORP                      COM              45167R104      386    10000 SH       SOLE                    10000        0        0
KB HOME                        COM              48666K109     3812    50000 SH       SOLE                    50000        0        0
KELLOGG CO                     COM              487836108     2222    50000 SH       SOLE                    50000        0        0
KOHLS CORP                     COM              500255104     6709   120000 SH       SOLE                   120000        0        0
LENNAR CORP                    CL A             526057104     1586    25000 SH       SOLE                    25000        0        0
LOWES COS INC                  COM              548661107     4367    75000 SH       SOLE                    75000        0        0
LYONDELL CHEMICAL CO           COM              552078107     1321    50000 SH       SOLE                    50000        0        0
MGM MIRAGE                     PUT              552953951     7916   200000 SH  PUT  SOLE                   200000        0        0
MONSTER WORLDWIDE INC          COM              611742107     2151    75000 SH       SOLE                    75000        0        0
NUCOR CORP                     COM              670346105     1825    40000 SH       SOLE                    40000        0        0
OFFICE DEPOT INC               COM              676220106     3426   150000 SH       SOLE                   150000        0        0
OMI CORP NEW                   COM              Y6476W104     1426    75000 SH       SOLE                    75000        0        0
PENNEY J C INC                 COM              708160106     5258   100000 SH       SOLE                   100000        0        0
PHELPS DODGE CORP              PUT              717265952    13875   150000 SH  PUT  SOLE                   150000        0        0
POTASH CORP SASK INC           COM              73755L107     2390    25000 SH       SOLE                    25000        0        0
REGAL ENTMT GROUP              CL A             758766109     1888   100000 SH       SOLE                   100000        0        0
RYLAND GROUP INC               COM              783764103     2655    35000 SH       SOLE                    35000        0        0
SAKS INC                       COM              79377W108      949    50000 SH       SOLE                    50000        0        0
Sinvest Asa                    COM              n/a            144    25000 SH       SOLE                    25000        0        0
STATION CASINOS INC            COM              857689103     5312    80000 SH       SOLE                    80000        0        0
TALBOTS INC                    COM              874161102     3247   100000 SH       SOLE                   100000        0        0
TARGET CORP                    COM              87612E106     2721    50000 SH       SOLE                    50000        0        0
TXU CORP                       COM              873168108     4570    55000 SH       SOLE                    55000        0        0
USEC INC                       COM              90333E108      366    25000 SH       SOLE                    25000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     1978    25000 SH       SOLE                    25000        0        0
WALGREEN CO                    COM              931422109     6899   150000 SH       SOLE                   150000        0        0
WET SEAL INC                   CL A             961840105     1873   275000 SH       SOLE                   275000        0        0
ZUMIEZ INC                     COM              989817101      729    25000 SH       SOLE                    25000        0        0